SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	6 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 HKD ($)	Oct. 31, 2023 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks	$ 27,456,502				$ 2,383
PRC
Effects of Reinsurance [Line Items]
General insurance expense	69,000	¥ 500,000
Cash and due from banks	28,056,000		¥ 203,153,000
Limited insurance	27,915,000		¥ 202,133,000
Hong Kong
Effects of Reinsurance [Line Items]
Cash and due from banks	101,496			$ 611,000
Insurance not covered on cash balances	14,000			$ 111,000
Hong Kong | Minimum
Effects of Reinsurance [Line Items]
Cash and due from banks	78,000
Insurance not covered on cash balances	$ 14,000